Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2022 shares $ / shares
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning of period (in shares)	27,233
Options granted (in shares)	(2,031)
Options exercised (in shares)	(11,599)
Options forfeited (in shares)	(258)
Options expired (in shares)	(3,058)
Number of options outstanding, ending period (in shares)	14,349
Weighted average exercised price, outstanding, beginning of year (in dollars per share) | $ / shares	$ 13.06
Weighted average exercise price, granted (in dollars per share) | $ / shares	19.94
Weighted average exercise price, exercised (in dollars per share) | $ / shares	12.77
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	9.75
Weighted average exercise price, expired (in dollars per share) | $ / shares	22.25
Weighted average exercised price, outstanding, end of year (in dollars per share) | $ / shares	$ 12.38
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning of period (in shares)	12,256
Options granted (in shares)	(6,145)
Options forfeited (in shares)	(186)
Options expired (in shares)	(2,458)
Number of options outstanding, ending period (in shares)	3,467
Weighted average exercised price, outstanding, beginning of year (in dollars per share) | $ / shares	$ 15.21
Weighted average exercise price, granted (in dollars per share) | $ / shares	16.12
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	15.85
Weighted average exercise price, expired (in dollars per share) | $ / shares	20.59
Weighted average exercised price, outstanding, end of year (in dollars per share) | $ / shares	$ 9.99
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	7,163
Granted (in shares)	3,226
Exercised (in shares)	(1,413)
Cancelled (in shares)	(465)
United in lieu of dividends (in shares)	167
Number of share units, outstanding, end of year (in shares)	8,678
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	6,025
Granted (in shares)	3,161
Exercised (in shares)	(2,230)
Cancelled (in shares)	(430)
United in lieu of dividends (in shares)	129
Number of share units, outstanding, end of year (in shares)	6,655
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	1,256
Granted (in shares)	316
United in lieu of dividends (in shares)	30
Redeemed (in shares)	(257)
Number of share units, outstanding, end of year (in shares)	1,506
DSUs | Director
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted (in shares)	161